Short Term Liabilities to Banks and Others	12 Months Ended
Dec. 31, 2019
Short Term Liabilities to Banks and Others [Abstract]
SHORT TERM LIABILITIES TO BANKS AND OTHERS
Note 12:-	short term Liabilities to banks and others

	December 31,		December 31,
	2019		2019	2018
	Interest rate
	%	Currency

Bank credit	2.25-3.1	NIS	580	736
Bank credit	US Prime -0.2	USD	688	2,362
Short-term bank loans	Israeli Prime + 0.8	NIS	868	-
Short-term bank loans	1.65-1.75	NIS	28,937	1,068
Commercial securities not listed	0.75	NIS	28,935	-
Current maturities of long-term loans from banks and other financial institutions (Note 14)	2.06-5.5	NIS	64,060	65,453
Current maturities of long-term loans from banks (Note 14)	Libor +2.2	NIS Linked to USD	804	836

Short-term interest on long-term loans from other financial institutions(1)	2.6-5.5	NIS	425	725
			$125,297	$71,180